UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 89.8%
California 6.0%
California, State General Obligation, TECP, 144A, 0.04%, 3/9/2015	10,000,000	10,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	43,000,000	43,235,296
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,245,211

		85,480,507
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.02% *, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Florida, Halifax Hospital Medical Center Revenue, 0.03% *, 6/1/2048, LOC: JPMorgan Chase & Co.	18,235,000	18,235,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.04% *, 8/15/2041, LOC: SunTrust Bank	5,235,000	5,235,000

		26,470,000
Georgia 1.6%
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co., 144A, 0.09% *, 7/1/2049	7,200,000	7,200,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.02% *, 1/1/2036, LOC: JPMorgan Chase Bank NA	16,130,000	16,130,000

		23,330,000
Idaho 2.1%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	30,000,000	30,231,114
Illinois 7.7%
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.06% *, 1/1/2016, LIQ: Branch Banking & Trust	14,170,000	14,170,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16% *, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues:
TECP, 0.07%, 3/4/2015	30,000,000	30,000,000
TECP, 0.09%, 3/2/2015	28,000,000	28,000,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.01% *, 12/1/2046	13,000,000	13,000,000
Illinois, State General Obligation, Series B-2, 0.01% *, 10/1/2033, LOC: PNC Bank NA	9,200,000	9,200,000
University of Illinois, Health Services Facilities Systems, Series B, 0.03% *, 10/1/2026, LOC: Wells Fargo Bank NA	5,500,000	5,500,000

		109,870,000
Indiana 3.0%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.09% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co.	7,680,000	7,680,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Co. Project, Series A, 144A, 0.23%, Mandatory Put 4/2/2015 @ 100, 7/1/2046	35,000,000	35,000,000

		42,680,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.02% *, 1/1/2031, LOC: Northern Trust Co.	6,475,000	6,475,000
Kansas 0.5%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.104% **, 9/1/2015	7,400,000	7,400,000
Kentucky 3.8%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.17% **, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.17% **, 2/1/2046	22,000,000	22,000,000
Series B-3, 0.17% **, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.04% *, 7/1/2029, SPA: PNC Bank NA	9,000,000	9,000,000

		54,095,000
Maine 0.1%
Maine, State Housing Authority Mortgage Revenue, Series G, AMT, 0.03% *, 11/15/2037, SPA: State Street Bank & Trust Co.	915,000	915,000
Maryland 3.4%
Montgomery County, MD:
TECP, 0.05%, 5/1/2015, LIQ: State Street Bank & Trust Co.	25,000,000	25,000,000
TECP, 0.06%, 5/1/2015, LIQ: JPMorgan Chase Bank NA	24,000,000	24,000,000

		49,000,000
Massachusetts 3.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A7, 0.02% *, 1/1/2029, SPA: TD Bank NA	5,000,000	5,000,000
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 144A, 5.0%, 1/15/2016	40,000,000	41,859,178

		46,859,178
Michigan 3.6%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.12% *, 6/1/2015, LOC: Barclays Bank PLC	25,000,000	25,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.08% **, 11/15/2047	8,650,000	8,650,000
Series F-7, 0.08% **, 11/15/2047	10,110,000	10,110,000
Series F-8, 0.08% **, 11/15/2047	7,100,000	7,100,000

		50,860,000
Minnesota 0.5%
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.04% *, 7/1/2048, LIQ: Federal Home Loan Bank	7,300,000	7,300,000
Mississippi 0.6%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.13% *, 12/1/2047, LOC: Mizuho Corporate Bank	9,095,000	9,095,000
Nevada 1.3%
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.06% *, 12/15/2015, LIQ: Branch Banking & Trust	18,540,000	18,540,000
New Hampshire 0.3%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.02% *, 9/1/2032, LOC: TD Bank NA	4,575,000	4,575,000
New York 9.0%
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, 0.12% *, 5/15/2022, LIQ: Royal Bank of Canada	4,200,000	4,200,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.12% *, 5/1/2048, LOC: Bank of China	18,000,000	18,000,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 144A, 0.15% *, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Power Authority:
TECP, 0.05%, 4/7/2015	26,000,000	26,000,000
0.09% *, Mandatory Put 3/2/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	9,440,000	9,440,000
0.09% *, Mandatory Put 3/2/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	37,025,000	37,025,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,764,351
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series AA-2, 0.03% *, 6/15/2050, SPA: JPMorgan Chase Bank NA	3,750,000	3,750,000
New York, NY, General Obligation, Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	7,500,000	7,681,777

		128,861,128
North Carolina 1.6%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.12% *, 6/1/2024, LIQ: Branch Banking & Trust	14,275,000	14,275,000
North Carolina, State Capital Facilities Finance Agency Revenue, "A", Series 2014-0050, 144A, 0.03% *, 10/1/2041, LIQ: Citibank NA	8,000,000	8,000,000

		22,275,000
Ohio 0.5%
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.02% *, 2/1/2026, LOC: Bank of Nova Scotia	2,000,000	2,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.04% *, 9/1/2036, SPA: State Street Bank & Trust Co.	5,115,000	5,115,000

		7,115,000
Oregon 2.5%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,241,104
Other Territories 3.4%
BB&T Municipal Trust, Series 5000, 144A, 0.12% *, 10/1/2028, LOC: Rabobank International	3,380,000	3,380,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.05% *, 4/15/2049, LIQ: Federal Home Loan Bank	13,575,000	13,575,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.03% *, 10/15/2029, LIQ: Freddie Mac	15,945,000	15,945,000
"A", Series M024, AMT, 0.05% *, 7/15/2050, LIQ: Freddie Mac	15,290,000	15,290,000

		48,190,000
Pennsylvania 3.3%
Delaware County, PA, Industrial Development Authority, Covanta Energy Project, Series A, 0.03% *, 7/1/2043, LOC: Bank of America NA	3,615,000	3,615,000
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co.:
Series D, 0.03% *, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Series E, 0.03% *, 12/1/2018, GTY: Kimberly-Clark Corp.	3,500,000	3,500,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000

		47,815,000
Puerto Rico 3.7%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.22% *, 9/1/2015, LOC: Royal Bank of Canada	52,600,000	52,600,000
Tennessee 6.9%
Tennessee, Metropolitan Government Nashville & Davidson, TECP, 0.14%, 7/7/2015	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.18% *, 5/1/2016	68,060,000	68,060,000

		98,060,000
Texas 11.2%
Garland, TX, TECP, 0.09%, 3/3/2015	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.14%, 8/5/2015	35,000,000	35,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.03% *, 8/1/2015, SPA: Citibank NA	19,385,000	19,385,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.03% *, 9/1/2041, LOC: Bank of America NA	52,510,000	52,510,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09% *, Mandatory Put 8/15/2014 @ 100, 2/15/2017	15,340,000	15,340,000
Texas, Tax and Revenue Anticipation Notes, 144A, 1.5%, 8/31/2015	11,000,000	11,089,481
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.2% *, Mandatory Put 6/18/2015 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000

		159,444,481
Utah 5.1%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.03% *, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series D-2, 144A, AMT, 0.03% *, 1/1/2033, SPA: Bank of New York Mellon	4,000,000	4,000,000
"I", Series E-1, 144A, AMT, 0.03% *, 1/1/2033, SPA: JPMorgan Chase Bank NA	3,755,000	3,755,000
"I", Series F-1, 144A, AMT, 0.03% *, 7/1/2033, SPA: JPMorgan Chase Bank NA	5,545,000	5,545,000
"I", Series E-2, 144A, AMT, 0.03% *, 1/1/2034, SPA: JPMorgan Chase Bank NA	3,955,000	3,955,000
"1", Series C, 144A, AMT, 0.03% *, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,055,000	5,055,000
"I", Series B-2, 144A, AMT, 0.03% *, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,025,000	5,025,000
"I", Series F, 144A, AMT, 0.03% *, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,125,000	4,125,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.03% *, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,760,000	4,760,000
Utah, Wells Fargo Stage Trust, Series 33C, 144A, 0.03% *, 5/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,935,000	13,935,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.08% **, 5/15/2049	8,600,000	8,600,000
Series C, 144A, 0.08% **, 5/15/2049	8,000,000	8,000,000

		72,400,000
Washington 0.7%
Washington, State Motor Vehicle Fuel Tax, Series B, 144A, 3.0%, 7/1/2015	10,170,000	10,292,679
Wisconsin 1.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.08% **, 11/15/2043	18,285,000	18,285,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.03% *, 12/1/2020, LOC: Bank of Nova Scotia	7,035,000	7,035,000

Total Municipal Investments (Cost $1,280,790,191)		1,280,790,191
Closed-End Investment Companies 10.0%
California 2.4%
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.1% *, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.17% *, 6/1/2041	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.12% *, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000

		33,800,000
New York 1.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.1% *, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.1% *, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000

		18,500,000
Ohio 1.0%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.11% *, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Other Territories 4.3%
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.11% *, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.11% *, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		61,300,000
Virginia 1.0%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.12% *, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000

Total Closed-End Investment Companies (Cost $143,600,000)		143,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,424,390,191) †	99.8	1,424,390,191
Other Assets and Liabilities, Net	0.2	2,262,449

Net Assets	100.0	1,426,652,640

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of January 31, 2015.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

† The cost for federal income tax purposes was $1,424,390,191.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$1,280,790,191	$—	$1,280,790,191
Closed-End Investment Companies(a)	—	143,600,000	—	143,600,000
Total	$—	$1,424,390,191	$—	$1,424,390,191

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015